SCHEDULE OF WARRANT ACTIVITY (Details) (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price			$ 0.20
Warrant Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant issued	50,000	50,000
Warrant exercised, shares issued	1,130,114	1,130,114
Warrant exercise price	$ 0.11	$ 0.09
Warrant cashless exercised, shares issued	221,023	817,622